Annual Total Returns [BarChart] - ClearBridge Variable Dividend Strategy Portfolio - Class II	May 01, 2021
Bar Chart Table:
Annual Return 2011	7.71%
Annual Return 2012	14.08%
Annual Return 2013	25.68%
Annual Return 2014	13.48%
Annual Return 2015	(4.44%)
Annual Return 2016	14.78%
Annual Return 2017	19.01%
Annual Return 2018	(5.00%)
Annual Return 2019	31.41%
Annual Return 2020	7.50%